Commitments (Tables)	12 Months Ended
Mar. 31, 2023
Commitments [Abstract]
Schedule of Commitments for Minimum Lease Payments	Commitments for minimum lease payments in relation to non-cancellable short-term leases are payable as follows:

March 31, 2024
Fiscal year ending March 31, 2024	16,866
16,866